Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (2,395,130)	$ (1,544,723)	$ (1,942,580)	$ (3,037,466)
Reconciliation of net loss to net cash used in operating activities
Common stock issued for commitment fee			80,000	0
Amortization of debt discount and deferred financing costs	151,404	63,296	93,986	770,134
Non-cash lease expense	52,369	0	0
Change in fair value of derivative liability and derivative expense	178,933	(243,653)
Depreciation and amortization	57,873	7,778	18,252	299
Change in fair value of derivative liability			(234,654)	1,269,266
Stock issued for services	0	268,100	268,099	165,000
Imputed interest on related party loans	3,305	0
Loss on settlement	196,159	0
Bad debt expense	52,761	0
Imputed interest on amounts owed to related parties			6,165	0
Foreign currency (gain) loss	2,475	265,444	76,737	0
Changes in operating assets and liabilities:
Accounts receivable, net			2,260	(2,503)
Inventory	(10,358)	(272,143)	(273,274)	(204,533)
Deferred cost			0	350,000
Prepaid expenses and other current assets	(2,359)	75,370	90,524	(435,150)
Accounts payable, accrued expenses and deferred taxes	80,566	47,883	92,924	218,096
Due to related party	0	(71,095)	(97,341)	(28,929)
Operating lease liabilities, current and non-current	(52,369)	0
Deferred revenue			0	(550,000)
Due to officers	130,929	85,169	199,986	0
Accrued management fees and due to officers			0	(70,482)
Cash used in operating activities	(1,553,442)	(1,318,574)	(1,618,916)	(1,556,268)
Cash flows from investing activities:
Purchase of property and equipment	(31,781)	(78,123)	(196,018)	(4,299)
Net cash used in investing activities	(31,781)	(78,123)	(196,018)	(4,299)
Cash flows from financing activities:
Proceeds from convertible notes	153,000	0
Proceeds on convertible loans payable			178,000	369,500
Repayments of convertible loans payable	0	(150,000)	(150,000)	(95,500)
Proceeds from sale of stock	679,700	765,000	1,252,001	718,113
Proceeds from subscriptions	866,600	300,000
Payments of finance lease liabilities	(22,012)	0
Costs associated with equity line of credit	0	(24,000)
Proceeds from common stock subscriptions			0	1,170,095
Cash provided by financing activities	1,677,288	891,000	1,280,001	2,162,208
Effect of exchange rate changes on cash	(17,120)	(26,988)	(13,849)	(24,020)
Net change in cash	74,945	(532,685)	(548,782)	577,621
Cash, beginning of period	40,886	589,668	589,668	12,047
Cash, end of period	115,831	56,983	40,886	589,668
Supplemental cash flow information:
Cash paid for interest	5,788	67,940	67,940	28,864
Cash paid for taxes	0	0	0	0
Non-cash investing and financing activities:
Common shares issued for interest and fees	8,390	3,222	3,222	15,355
Reclassification of common stock subscriptions to common stock	0	747,650	1,170,095	1,504,000
Common shares issued for conversion of loans payable	128,000	50,000	50,000	270,000
Derivative liability discount	81,530	0	175,026	746,672
Derivative settled upon conversion of debt	156,099	110,507	110,507	1,972,419
Reclassification of liability to equity for subscriptions	0	377,350
Reclassification of equity to liability for derivatives			377,350	0
Right of use asset exchanged for lease liability			0	79,214
Addition of finance lease obligation	$ 101,044	$ 0	$ 64,417	$ 0